As filed with the Securities and Exchange Commission on May 29, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-00994

RMB Investors Trust
(Exact name of registrant as specified in charter)

115 South LaSalle Street, 34th Floor
Chicago, IL 60603
(Address of principal executive offices) (Zip code)

Walter H. Clark
115 South LaSalle Street, 34th Floor
Chicago, IL 60603
 (Name and address of agent for service)

(800) 462-2392
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

RMB Fund
Portfolio Holdings As of March 31, 2019 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 96.1%
	(percentage of net assets)
	COMMUNICATION SERVICES 3.9%
*	Alphabet, Inc. - Class A	3,231	$3,802,532

	CONSUMER DISCRETIONARY 12.7%
*	Booking Holdings, Inc.	1,573	2,744,743
	Home Depot, Inc. (The)	8,500	1,631,065
	Royal Carribean Cruises Ltd.	24,500	2,808,190
*	ServiceMaster Global Holdings, Inc.	36,000	1,681,200
*	Skyline Champion Corp.	97,000	1,843,000
	Vail Resorts, Inc.	8,000	1,738,400
			12,446,598

	ENERGY 5.5%
	Chevron Corp.	20,700	2,549,826
	Kinder Morgan, Inc.	142,100	2,843,421
			5,393,247

	FINANCIALS 13.4%
	E*TRADE Financial Corp.	33,000	1,532,190
	MarketAxess Holdings, Inc.	10,000	2,460,800
	Marsh & McLennan Cos., Inc.	19,500	1,831,050
	Morgan Stanley	72,200	3,046,840
	Signature Bank	14,654	1,876,738
	US Bancorp	50,500	2,433,595
			13,181,213

	HEALTH CARE 17.3%
	Amgen, Inc.	14,000	2,659,720
	Becton, Dickinson and Co.	9,100	2,272,543
	Cooper Cos., Inc.	11,600	3,435,572
	Danaher Corp.	21,000	2,772,420
*	Edwards Lifesciences Corp.	19,000	3,635,270
	STERIS PLC	17,164	2,197,507
			16,973,032

	INDUSTRIALS 7.2%
*	IHS Markit, Ltd.	55,000	2,990,900
*	Middleby Corp. (The)	20,250	2,633,108
	Watsco, Inc.	10,000	1,432,100
			7,056,108

	INFORMATION TECHNOLOGY 28.4%
	Accenture PLC - Class A	12,500	2,200,250
	Alliance Data Systems Corp.	12,014	2,102,210
	Apple, Inc.	15,730	2,987,913
	Cognizant Technology Solutions Corp. - Class A	30,250	2,191,613
	Microchip Technology, Inc.	27,420	2,274,763
	Microsoft Corp.	38,700	4,564,277
*	PTC, Inc.	16,000	1,474,880
	SS&C Technologies Holdings, Inc.	55,000	3,502,950
	TE Connectivity Ltd.	21,500	1,736,125
	Versum Materials, Inc.	27,000	1,358,370
	Visa, Inc. - Class A	22,400	3,498,656
			27,892,007

	MATERIALS 2.7%
	Avery Dennison Corp.	23,500	2,655,500

	REAL ESTATE 5.0%
	American Tower Corp.	25,000	4,926,500
	Total Common Stocks (Cost: $64,777,188)		94,326,737

	Short-Term Investments 4.0%
	(percentage of net assets)
	MONEY MARKET FUND 4.0%
	First American Government Obligations Fund - Class X - 2.36% [a]	3,913,285	3,913,285
	Total Short-Term Investments (Cost: $3,913,285)		3,913,285

	Total Investments 100.1% (Cost: $68,690,473)		$98,240,022
	Liabilities, less cash and other assets (0.1)%		(44,356)
	Net Assets 100.0%		$98,195,666

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

RMB Mendon Financial Services Fund
Portfolio Holdings As of March 31, 2019 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 99.6%
	(percentage of net assets)
	BANKS 91.7%
	Amalgamated Bank - Class A	521,551	$8,162,273
	Ameris Bancorp	731,350	25,121,873
*	Atlantic Capital Bancshares, Inc.	840,000	14,977,201
	Banc of California, Inc.	488,210	6,756,826
*	Baycom Corp.	150,000	3,396,000
*	Byline Bancorp, Inc.	859,365	15,881,065
	Cadence Bancorp	200,000	3,710,000
	Carolina Financial Corp.	637,438	22,048,980
	CBTX, Inc.	145,681	4,730,262
	Civista Bancshares, Inc.	215,272	4,699,388
*	Equity Bancshares, Inc. - Class A	734,573	21,155,702
	Evans Bancorp, Inc.	90,644	3,231,459
	FB Financial Corp. [a]	1,542,262	48,982,241
	Fidelity Southern Corp.	881,616	24,147,462
	First Bancorp	782,180	27,188,577
	First Bancshares, Inc. (The)	495,524	15,311,692
	First Community Corp.	237,065	4,520,830
	First Foundation, Inc.	1,019,319	13,832,159
	First Interstate BancSystem, Inc. - Class A	50,000	1,991,000
*	Howard Bancorp, Inc.	728,947	10,795,705
	IBERIABANK Corp. [c]	55,000	3,944,050
	Independent Bank Group, Inc. [c]	382,618	19,624,477
	Investar Holding Corp.	242,652	5,510,627
	KeyCorp	100,000	1,575,000
	Live Oak Bancshares, Inc. [b,c]	966,261	14,117,073
	M&T Bank Corp.	1	157
	MidSouth Bancorp, Inc.	627,045	7,154,583
	Old Line Bancshares, Inc.	637,973	15,904,667
	Opus Bank	100,000	1,980,000
	Origin Bancorp, Inc.	342,415	11,659,231
	Peapack Gladstone Financial Corp.	229,770	6,024,569
	Pinnacle Financial Partners, Inc.	120,000	6,564,003
*	Seacoast Banking Corp. of Florida	217,709	5,736,632
*	Select Bancorp, Inc.	35,580	404,545
*	Southern First Bancshares, Inc.	287,242	9,728,887
*	Triumph Bancorp, Inc.	1,104,621	32,464,811
	Veritex Holdings, Inc.	1,859,001	45,025,004
			468,059,011

	DIVERSIFIED FINANCIALS 4.5%
	Ares Management Corp. - Class A	140,000	3,249,400
*	Cowen, Inc.	350,000	5,071,500
*	Far Point Acquisition Corp. - Unit [d]	1,041,700	10,781,595
	Manning & Napier, Inc.	594,708	1,248,887
	Silvercrest Asset Management Group, Inc. - Class A	180,451	2,571,427
			22,922,809

	THRIFTS & MORTGAGE FINANCE 3.4%
*	Bank7 Corp.	248,582	4,317,869
	Luther Burbank Corp.	160,935	1,625,444
	United Financial Bancorp, Inc.	784,201	11,253,284
			17,196,597
	Total Common Stocks (Cost: $486,821,902)		508,178,417

	Total Investments 99.6% (Cost: $486,821,902)		$508,178,417
	Call option written (0.0)% (Premiums received: $65,488)		(26,895)
	Cash and other assets, less liabilities 0.4%		2,263,501
	Net Assets 100.0%		$510,415,023

		Number of
		Contracts
	Call Option Written (0.0)%
	(percentage of net assets)
	BANKS (0.0)%
	Live Oak Bancshares, Inc.
	@ 17.5, Notional Amount: $(1,711,500), due Mar 19	(978)	(26,895)
	Total Call Option Written		(26,895)
	(Premiums received: $65,488)

*	Indicates securities that do not produce income.
a	Considered an affiliated company of the fund as the fund owns 5% or more of the
	outstanding voting securities of such company.
b	Securities of partial securities on which call/put options were written.
c	Securty or partial security segregated as collateral for written options. The Funds
	are required to establish a margin account with the broker lending the written options.
	The aggregate market value of collateral posted was $11,389,666. The fund is obligated to pay the
	counterparty any interest due on written options. Such interests are recorded as an expense to the fund.
d	Each unit issued consists of one share of the Company's Class A common stock and one-third of one warrant.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

RMB Mendon Financial Long/Short Fund
Portfolio Holdings As of March 31, 2019 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 98.4%
	(percentage of net assets)
	BANKS 87.2%
	Amalgamated Bank - Class A	142,630	$2,232,160
	Ameris Bancorp[a]	264,535	9,086,777
*	Atlantic Capital Bancshares, Inc.[a]	327,113	5,832,425
	Banc of California, Inc.	138,096	1,911,249
	Bank of America Corp.[a,b]	200,000	5,518,000
	Cadence Bancorp	17,201	319,079
*	Equity Bancshares, Inc. - Class A	68,657	1,977,322
	FB Financial Corp.[a]	375,507	11,926,102
	First Bancshares, Inc. (The)	14,000	432,600
	First Foundation, Inc.[a]	225,000	3,053,250
	First Interstate BancSystem, Inc. - Class A	50,000	1,991,000
	IBERIABANK Corp.	25,000	1,792,750
	Independent Bank Group, Inc.	211,408	10,843,116
	Live Oak Bancshares, Inc.[b]	242,971	3,549,806
	Old Line Bancshares, Inc.	48,898	1,219,027
	Opus Bank	98,833	1,956,893
	Origin Bancorp, Inc.	203,590	6,932,240
	Pinnacle Financial Partners, Inc.[a]	150,000	8,205,002
*	Seacoast Banking Corp. of Florida	111,227	2,930,831
	Synovus Financial Corp.	50,000	1,718,000
*	Triumph Bancorp, Inc.	428,772	12,601,608
	United Community Banks, Inc.	102,959	2,566,768
	Veritex Holdings, Inc.[a]	329,734	7,986,157
			106,582,162

	DIVERSIFIED FINANCIALS 8.0%
*	Cowen, Inc.	83,185	1,205,351
*	Far Point Acquisition Corp. - Unit[c]	337,150	3,489,503
	Manning & Napier, Inc.	259,170	544,257
	Silvercrest Asset Management Group, Inc. - Class A	323,205	4,605,671
			9,844,782

	THRIFTS & MORTGAGE FINANCE 2.9%
	United Financial Bancorp, Inc.	243,852	3,499,276

	TRADING COMPANIES & DISTRIBUTORS 0.3%
*	AerCap Holdings N.V.	6,938	322,895
	Total Common Stocks (Cost: $113,523,318)		120,249,115

	Number of
	Contracts
Call Option Long 0.1%
(percentage of net assets)
BANKS 0.1%
Bank of America Corp.
@ 28, Notional Amount: $2,287,600, due Apr 19	817	22,876
First Horizon National Corp.
@ 14, Notional Amount: $571,200, due Apr 19	408	15,300
Regions Financial Corp.
@ 15, Notional Amount: $2,449,500, due Apr 19	1,633	22,862
Zions Bancorp, N.A.
@ 47, Notional Amount: $1,917,600, due Apr 19	408	16,116
		77,154

EXCHANGE TRADED FUNDS 0.0%
Financial Select Sector SPDR Fund
@ 27, Notional Amount: $2,203,200, due Apr 19	816	-
Total Call Option Long (Cost: $87,945)		77,154

Put Option Long 0.4%
(percentage of net assets)
BANKS 0.0%
BB&T Corp.
@ 43, Notional Amount: $3,160,500, due Apr 19	735	14,333
Citigroup, Inc.
@ 59, Notional Amount: $1,445,500, due Apr 19	245	6,248
@ 60, Notional Amount: $2,940,000, due Apr 19	490	8,085
JPMorgan Chase & Co.
@ 98, Notional Amount: $2,401,000, due Apr 19	245	6,492
PNC Financial Services Group Inc. (The)
@ 118, Notional Amount: $2,891,000, due Apr 19	245	7,595
US Bancorp
@ 47.5, Notional Amount: $2,327,500, due Apr 19	490	12,005
		54,758

DIVERSIFIED FINANCIALS 0.1%
American Express Co.
@ 106, Notional Amount: $2,597,000, due Apr 19	245	6,493
@ 108, Notional Amount: $2,646,000, due Apr 19	245	16,170
Bank of New York Mellon Corp.
@ 49, Notional Amount: $1,200,500, due Apr 19	245	8,330
@ 49.5, Notional Amount: $2,425,500, due Apr 19	490	11,515
Charles Schwab Corp. (The)
@ 41.5, Notional Amount: $2,033,500, due Apr 19	490	8,575

E*TRADE Financial Corp.
@ 44, Notional Amount: $2,156,000, due Apr 19	490	21,070
Morgan Stanley
@ 40.5, Notional Amount: $1,984,500, due Apr 19	490	5,145
TD Ameritrade Holding Corp.
@ 48, Notional Amount: $2,352,000, due Apr 19	490	7,350
		84,648

EXCHANGE TRADED FUNDS 0.3%
Financial Select Sector SPDR Fund
@ 24.5, Notional Amount: $4,802,000, due Apr 19	1,960	13,720
@ 25, Notional Amount: $6,125,000, due Apr 19	2,450	13,475
@ 25, Notional Amount: $3,675,000, due Apr 19	1,470	17,640
@ 25.5, Notional Amount: $3,748,500, due Apr 19	1,470	22,050
iShares MSCI Emerging Markets ETF
@ 39.5, Notional Amount: $3,871,000, due Apr 19	980	4,900
@ 40.5, Notional Amount: $1,984,500, due Apr 19	490	5,145
@ 40.5, Notional Amount: $1,984,500, due Apr 19	490	2,695
@ 40.5, Notional Amount: $3,969,000, due Apr 19	980	-
@ 41, Notional Amount: $2,009,000, due Apr 19	490	4,410
@ 41, Notional Amount: $4,018,000, due Apr 19	980	2,940
@ 41.5, Notional Amount: $2,033,500, due Apr 19	490	7,595
@ 41.5, Notional Amount: $2,033,500, due Apr 19	490	3,185
@ 42, Notional Amount: $2,058,000, due Apr 19	490	6,370
iShares Russell 2000 ETF
@ 145, Notional Amount: $3,552,500, due Apr 19	245	11,025
@ 146, Notional Amount: $3,577,000, due Apr 19	245	8,452
@ 148, Notional Amount: $3,626,000, due Apr 19	245	5,635
SPDR S&P 500 ETF Trust
@ 264, Notional Amount: $6,468,000, due Apr 19	245	3,063
@ 268, Notional Amount: $6,566,000, due Apr 19	245	10,168
@ 270, Notional Amount: $6,615,000, due Apr 19	245	7,228
@ 275, Notional Amount: $6,737,500, due Apr 19	245	5,022
SPDR S&P Regional Banking ETF
@ 45, Notional Amount: $3,307,500, due May 19	735	25,725
@ 46, Notional Amount: $3,381,000, due Apr 19	735	8,452
@ 47, Notional Amount: $3,454,500, due Apr 19	735	8,085
@ 47.5, Notional Amount: $2,327,500, due Apr 19	490	10,045
@ 47.5, Notional Amount: $3,491,250, due Apr 19	735	9,922
@ 48, Notional Amount: $3,528,000, due May 19	735	44,467
@ 48.5, Notional Amount: $2,376,500, due Apr 19	490	10,045
@ 49, Notional Amount: $3,601,500, due Apr 19	735	27,930
@ 49, Notional Amount: $4,802,000, due Apr 19	980	11,760
@ 49.5, Notional Amount: $2,425,500, due Apr 19	490	8,085
		319,234

INSURANCE 0.0%
American International Group, Inc.
@ 42.5, Notional Amount: $2,082,500, due Apr 19	490	13,965
Hartford Financial Services Group, Inc. (The)
@ 48, Notional Amount: $2,352,000, due Apr 19	490	14,455
MetLife, Inc.
@ 41.5, Notional Amount: $2,033,500, due Apr 19	490	8,085
		36,505

IT SERVICES 0.0%
Mastercard, Inc.
@ 225, Notional Amount: $5,512,500, due Apr 19	245	7,963
Visa, Inc.
@ 150, Notional Amount: $3,675,000, due Apr 19	245	4,900
		12,863
Total Put Option Long (Cost: $1,250,701)		508,008

	Number of
	Shares
Short-Term Investments 2.4%
(percentage of net assets)
MONEY MARKET FUND 2.4%
First American Government Obligations Fund - Class X - 2.36%[d]	2,875,731	2,875,731
Total Short-Term Investments (Cost: $2,875,731)		2,875,731

Total Investments 101.3% (Cost: $117,737,695)		$123,710,008
Short Sales (17.1)% (Proceeds: $20,322,117)		(20,872,244)
Call option written (0.0)% (Premiums received: $124,229)		(9,265)
Put option written (0.0)% (Premiums received: $20,149)		(23,800)
Cash and other assets, less liabilities 15.8%		19,348,285
Net Assets 100.0%		$122,152,984

Short Sales (17.1)%
(percentage of net assets)
BANKS (9.6)%
Cathay General Bancorp	(24,725)	(838,425)
Commerce Bancshares, Inc.	(8,538)	(495,716)
Glacier Bancorp, Inc.	(57,463)	(2,302,541)
Great Western Bancorp, Inc.	(30,696)	(969,687)
Heartland Financial USA, Inc.	(26,130)	(1,114,445)
LegacyTexas Financial Group, Inc.	(6,695)	(250,326)
Pacific Premier Bancorp, Inc.	(29,119)	(772,527)
People's United Financial, Inc.	(35,321)	(580,677)

	Simmons First National Corp. - Class A	(24,208)	(592,612)
	South State Corp.	(12,440)	(850,150)
*	TriState Capital Holdings, Inc.	(25,833)	(527,768)
	Trustmark Corp.	(58,527)	(1,968,262)
	Valley National Bancorp	(51,479)	(493,169)
			(11,756,305)

	DIVERSIFIED FINANCIALS (3.9)%
*	Credit Acceptance Corp.	(5,489)	(2,480,644)
	FactSet Research Systems, Inc.	(9,143)	(2,269,933)
			(4,750,577)

	INSURANCE (2.2)%
	Progressive Corp. (The)[b]	(37,675)	(2,715,991)

	THRIFTS & MORTGAGE FINANCE (1.4)%
	Dime Community Bancshares, Inc.	(24,208)	(453,416)
	Northwest Bancshares, Inc.	(31,188)	(529,260)
	Washington Federal, Inc.	(23,077)	(666,695)
			(1,649,371)
	Total Short Sales (Proceeds: $20,322,117)		(20,872,244)

		Number of
		Contracts
	Call Option Written (0.0)%
	(percentage of net assets)
	BANKS (0.0)%
	Bank of America Corp.
	@ 35, Notional Amount: $(3,500,000), due Jun 19	(1,000)	(2,500)
	Live Oak Bancshares, Inc.
	@ 17.5, Notional Amount: $(430,500), due Jun 19	(246)	(6,765)
			(9,265)
	Total Call Option Written (Premiums received: $124,229)		(9,265)

	Put Option Written (0.0)%
	(percentage of net assets)
	INSURANCE (0.0)%
	Progressive Corp. (The)
	@ 65, Notional Amount: $(728,000), due Aug 19	(112)	(13,720)
	@ 67.5, Notional Amount: $(378,000), due Aug 19	(56)	(10,080)
			(23,800)
	Total Put Option Written (Premiums received: $20,149)		(23,800)

*	Indicates securities that do not produce income.
a	Securty or partial security segregated as collateral for securities sold short. The Funds are required to establish a margin account with the broker lending the security sold short.
While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The aggregate market value of collateral posted was $28,230,000. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.
b	Securities or partial securities on which call/put options were written
c	Each unit issued consists of one share of the Company's Class A common stock and one-third of one warrant.
d	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

RMB International Small Cap Fund
Portfolio Holdings As of March 31, 2019 (Unaudited)

		Number of Shares	Value
	COMMON STOCKS - 90.8%
	(percentage of net assets)
	Australia - 2.5%
*	Nanosonics Ltd.	213,459	$660,831

	Belgium - 2.3%
	Econocom Group S.A.	148,149	603,923

	Canada - 2.7%
	ShawCor Ltd.	49,069	734,741

	France - 8.7%
	Altran Technologies S.A.	68,758	754,328
	Elis S.A.	42,129	677,213
	Tarkett S.A.	41,673	894,736
			2,326,277
	Germany - 2.1%
	CANCOM SE	12,562	566,196

	Hong Kong - 5.8%
	Johnson Electric Holdings Ltd.	262,120	607,054
	Pico Far East Holdings Ltd.	2,309,800	938,638
			1,545,692
	Ireland - 2.9%
	Dalata Hotel Group PLC	117,987	778,233

	Japan - 25.7%
	Aeon Delight Co. Ltd.	24,300	943,891
	Ai Holdings Corp.	59,200	976,963
	Asante, Inc.	40,600	798,226
	Daiseki Co. Ltd.	35,443	860,571
	Doshisha Co. Ltd.	39,200	610,831
	Miraca Holdings, Inc.	24,200	599,596
	NGK Spark Plug Co. Ltd.	37,400	693,130
	Outsourcing, Inc.	57,800	712,396
*	PeptiDream, Inc.	10,600	519,336
	Software Service, Inc.	1,600	146,242
			6,861,182

	New Zealand - 2.5%
	Skellerup Holdings Ltd.	466,663	670,552

	Norway - 13.9%
*	Axactor SE	436,063	929,260
	Evry ASA	178,491	658,092
	Kongsberg Gruppen ASA	58,650	892,158
	Protector Forsikring ASA	131,394	793,701
*	Spectrum ASA	69,279	441,782
			3,714,993
	Switzerland - 3.2%
*	Luxoft Holding, Inc.	14,780	867,734

	United Kingdom - 18.5%
	Avon Rubber PLC	58,590	992,042
	Clarkson PLC	18,337	567,225
	ITE Group PLC	857,340	781,654
	Mitie Group PLC	341,976	662,768
	On the Beach Group PLC	141,648	808,990
*	Vectura Group PLC	482,338	448,552
	Volution Group PLC	311,264	687,166
			4,948,397
	Total Common Stocks (Cost $23,435,815)		24,278,751

	Short-Term Investments 8.3%
	(percentage of net assets)
	Money Market Fund - 8.3%
	First American Government Obligations Fund - Class X - 2.36%[a]	1,317,394	1,317,394
	First American Treasury Obligations Fund - Class X - 2.37%[a]	890,676	890,676
	Total Short-Term Investments (Cost $2,208,070)		2,208,070

	Total Investments 99.1% (Cost $25,643,885)		$26,486,821
	Cash and Other Assets, less liabilities 0.9%		246,049
	Net Assets 100.0%		$26,732,870

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

RMB International Fund
Portfolio Holdings As of March 31, 2019 (Unaudited)

		Number of Shares	Value
	COMMON STOCKS 89.9%
	(percentage of net assets)
	Canada 2.3%
	Open Text Corp.	97,621	$3,748,220

	China 2.5%
	Tencent Holdings Ltd.	86,000	3,954,930

	Finland 4.5%
	Nokia OYJ	548,226	3,120,385
	UPM-Kymmene OYJ	143,524	4,185,969
			7,306,354

	France 11.0%
	Atos SE	49,149	4,741,451
	AXA S.A.	188,854	4,751,750
	Elis S.A.	183,107	2,943,400
	Rubis SCA	93,738	5,112,447
			17,549,048

	Germany 14.0%
	CANCOM SE	58,523	2,637,756
	Fresenius Medical Care AG & Co. KGaA	80,124	6,462,337
	HeidelbergCement AG	63,003	4,534,441
	LEG Immobilien AG	24,827	3,048,163
	SAP SE	50,300	5,811,702
			22,494,399

	Hong Kong 2.6%
	Johnson Electric Holdings Ltd.	1,794,486	4,155,919

	Ireland 12.1%
*	Bank of Ireland Group PLC	488,982	2,912,631
	Glanbia PLC	352,895	6,903,831
*	Ryanair Holdings PLC - ADR	72,766	5,453,084
	Smurfit Kappa Group PLC	146,115	4,077,963
			19,347,509

	Japan 21.2%
	Aeon Delight Co. Ltd.	119,100	4,626,233
	Daiseki Co. Ltd.	185,757	4,510,260
	NGK Spark Plug Co. Ltd.	211,100	3,912,293
	Nomura Research Institute Ltd.	87,600	3,975,711
	Olympus Corp.	483,600	5,244,853
	ORIX Corp.	292,800	4,199,275
	Seven & i Holdings Co. Ltd.	101,100	3,809,380
	Sompo Holdings, Inc.	97,600	3,608,814
			33,886,819

	Netherlands 1.5%
*	QIAGEN N.V.	59,828	2,433,803

	Norway 4.6%
*	Axactor SE	1,819,644	3,877,710
	Kongsberg Gruppen ASA	232,370	3,534,731
			7,412,441

	Sweden 5.7%
	Autoliv, Inc.	66,314	4,876,069
	Elekta AB - Series B	111,736	1,389,294
	SKF AB - Series B	174,936	2,905,157
			9,170,520

	Switzerland 2.5%
*	Luxoft Holding, Inc.	67,183	3,944,314

	United Kingdom 5.4%
	Mitie Group PLC	2,429,458	4,708,424
	On the Beach Group PLC	680,137	3,884,447
			8,592,871
	Total Common Stocks (Cost: $149,802,895)		143,997,147

	Short-Term Investments 9.6%
	(percentage of net assets)
	MONEY MARKET FUND 9.6%
	First American Government Obligations Fund - Class X - 2.36% [a]	7,714,508	7,714,507
	First American Treasury Obligations Fund - Class X - 2.37% [a]	7,671,950	7,671,950
	Total Short-Term Investments (Cost: $15,386,457)		15,386,457

	Total Investments 99.5% (Cost: $165,189,352)		$159,383,604
	Cash and other assets, less liabilities 0.5%		723,290
	Net Assets 100.0%		$160,106,894

ADR	American Depositary Receipt
*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

RMB Japan Fund
Portfolio Holdings As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS 98.1%
(percentage of net assets)
Japan 98.1%
Alps Electric Co. Ltd.	62,050	$1,293,292
Dai-ichi Life Holdings, Inc.	92,544	1,284,243
Daiichi Sankyo Co. Ltd.	32,000	1,472,525
Daikyonishikawa Corp.	132,800	1,217,403
Dip Corp.	37,586	648,420
HIS Co. Ltd.	26,700	980,502
Hitachi Ltd.	20,080	649,525
Hoya Corp.	24,100	1,589,343
Isuzu Motors Ltd.	145,700	1,911,466
ITOCHU Corp.	70,700	1,277,422
Japan Hotel REIT Investment Corp.	1,584	1,276,290
Japan Post Holdings Co. Ltd.	108,611	1,270,052
JXTG Holdings, Inc.	136,100	621,985
Keyence Corp.	2,500	1,555,761
Kubota Corp.	88,500	1,277,233
Mitsubishi Corp.	45,000	1,248,128
Mitsubishi Electric Corp.	50,156	643,751
Mitsubishi UFJ Financial Group, Inc.	387,507	1,923,025
Mitsui Fudosan Co. Ltd.	62,663	1,573,218
MS&AD Insurance Group Holdings, Inc.	42,270	1,285,302
Nidec Corp.	15,200	1,923,486
Nippon Gas Co. Ltd.	45,200	1,247,965
Nishimoto Co. Ltd.	32,121	1,257,829
Nomura Research Institute Ltd.	42,500	1,928,855
OPT Holding, Inc.	99,400	1,556,068
Oracle Corp. Japan	17,900	1,200,009
ORIX Corp.	111,639	1,601,103
OSG Corp.	67,000	1,290,670
Otsuka Holdings Co. Ltd.	32,300	1,267,461
Rakuten, Inc.	171,318	1,619,970
Recruit Holdings Co. Ltd.	68,400	1,950,847
Ryohin Keikaku Co. Ltd.	5,400	1,366,200

Seven & i Holdings Co. Ltd.	41,742	1,572,810
Shin-Etsu Chemical Co. Ltd.	22,859	1,914,026
Shionogi & Co. Ltd.	31,000	1,916,558
SMC Corp.	4,300	1,611,289
SoftBank Group Corp.	13,551	1,313,773
Sony Corp.	45,028	1,887,170
Sumitomo Bakelite Co. Ltd.	35,806	1,280,978
Sushiro Global Holdings Ltd.	14,300	983,181
Takuma Co. Ltd.	107,228	1,278,067
Tokyu Corp.	55,070	960,483
Toyota Motor Corp.	48,500	2,838,759
TV Asahi Holdings Corp.	107,410	1,882,073
		62,648,516
Total Common Stocks (Cost: $62,614,462)		62,648,516

Short-Term Investments 1.9%
(percentage of net assets)
MONEY MARKET FUND 1.9%
First American Government Obligations Fund - Class X - 2.36%[a]	1,227,015	1,227,015
Total Short-Term Investments (Cost: $1,227,015)		1,227,015

Total Investments 100.0% (Cost: $63,841,477)		$63,875,531
Liabilities, less Cash and other assets (0.0)%		(15,801)
Net Assets 100.0%		$63,859,730

a	Rate quoted is seven-day yield at period end.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Foreign Equity Securities Traded on Foreign Exchanges. The market value shall be the last reported sale price in the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary exchange.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’
process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2019	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stock*	$94,326,737	$-	$-	$94,326,737
Short-Term Investments	3,913,285	-	-	3,913,285
Total Investments in Securities	$98,240,022	$-	$-	$98,240,022

RMB Mendon Financial Services Fund
Assets
Common Stock*	$497,396,822	$10,781,595	$-	$508,178,417
Liabilities
Written Options*	-	(26,895)	-	(26,895)
Total Investments in Securities	$497,396,822	$10,754,700	$-	$508,151,522

RMB Mendon Financial Long/Short Fund
Assets
Common Stock*	$116,759,612	$3,489,503	$-	$120,249,115
Options - Long*	-	585,162	-	585,162
Short-Term Investments	2,875,731	-	-	2,875,731
Total	$119,635,343	$4,074,665	$-	$123,710,008
Liabilities
Short Sales*	(20,872,244)	-	-	(20,872,244)
Written Options*	-	(33,065)	-	(33,065)
Total Investments in Securities	$98,763,099	$4,041,600	$-	$102,804,699

RMB International Small Cap Fund
Assets
Common Stock*	$24,278,751	$-	$-	$24,278,751
Short-Term Investments	2,208,070	-	-	2,208,070
Total Investments in Securities	$26,486,821	$-	$-	$26,486,821

RMB International Fund
Assets
Common Stock*	$143,997,147	$-	$-	$143,997,147
Short-Term Investments	15,386,457	-	-	15,386,457
Total Investments in Securities	$159,383,604	$-	$-	$159,383,604

RMB Japan Fund
Assets
Common Stock*	$62,648,516	$-	$-	$62,648,516
Short-Term Investments	1,227,015	-	-	1,227,015
Total Investments in Securities	$63,875,531	$-	$-	$63,875,531

* Refer to each Fund's respective Portfolio Holdings for the breakdown of major categories

During the period ended March 31, 2019, RMB Mendon Financial Services Fund owned shares of the following affiliated securities. An affiliated security is a security in which the Fund has ownership of at least 5% of the voting securities.

RMB Mendon Financial Services Fund

Affiliate	Value at 12/31/18	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 3/31/19	Dividend Income
FB Financial Corp.	$53,825,426	$1,454,896	$1,396,918	$(113,534)	$(4,787,629)	$48,982,241	$123,381
Manning & Napier, Inc.[1]	1,848,970	-	1,016,517	(1,820,657)	2,237,090	N/A	21,011
Veritex Holdings, Inc.[1]	29,571,063	578,523	319,591	(72,179)	4,385,303	N/A	229,613
Totals	$85,245,459	$2,033,419	$2,733,026	$(2,006,370)	$1,834,764	$48,982,241	$374,005

Affiliate				Shares at 12/31/18	Purchases	Sales	Shares at 3/31/19
FB Financial Corp.				1,536,991	41,888	36,617	1,542,262
Manning & Napier, Inc.[1]				1,050,551	-	455,843	N/A
Veritex Holdings, Inc.[1]				1,383,118	22,098	12,409	N/A
Totals				3,970,660	63,986	504,869	1,542,262

1 No longer an affiliate as of March 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMB Investors Trust

By  /s/ Walter H. Clark
     Walter H. Clark, President

Date      May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Walter H. Clark
  Walter H. Clark, President

Date       May 28, 2019

By  /s/ Maher Harb
     Maher Harb, Chief Financial Officer and Treasurer

Date      May 28, 2019